Cover	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 04, 2026
Entity Registrant Name	SNAP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38017
Entity Tax Identification Number	45-5452795
Entity Address, Address Line One	3000 31st Street
Entity Address, City or Town	Santa Monica,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	310
Local Phone Number	399-3339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	SNAP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001564408
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Feb. 04, 2026
Entity Registrant Name	SNAP INC.
Document Type	8-K
Local Phone Number	399-3339